UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	September 30, 2005

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.















                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
203810
4806843
SH

SOLE

4806843
0
0
Allstate Corp.
Common
020002101
170705
3087446
SH

SOLE

3087446
0
0
American Express Co.
Common
025816109
1297
22575
SH

SOLE

22575
0
0
American International Group
Common
026874107
305612
4932411
SH

SOLE

4932411
0
0
Apache Corp.
Common
037411105
3148
41850
SH

SOLE

41850
0
0
Bank of America Corp.
Common
060505104
216532
5143286
SH

SOLE

5143286
0
0
Bank Of New York
Common
064057102
265
9000
SH

SOLE

9000
0
0
Berkshire Hathaway Inc.
Class A
084670108
6560
80
SH

SOLE

80
0
0
Blackrock Advantage Term
Common
09247A101
143
14000
SH

SOLE

14000
0
0
BP
Sponsored ADR
055622104
419
5920
SH

SOLE

5920
0
0
Career Education Corp.
Common
141665109
146361
4115880
SH

SOLE

4115880
0
0
Cendant Corp.
Common
151313103
294356
14261414
SH

SOLE

14261414
0
0
Chevron Corp
Common
166764100
282452
4363536
SH

SOLE

4363536
0
0
Chubb Corp.
Common
171232101
166012
1853842
SH

SOLE

1853842
0
0
Citigroup Inc.
Common
172967101
269195
5913773
SH

SOLE

5913773
0
0
Comcast Corp. Special Cl A
Class A Spl.
20030N200
312094
10844142
SH

SOLE

10844142
0
0
ConocoPhillips
Common
20825c104
409
5856
SH

SOLE

5856
0
0
CVS Corp.
Common
126650100
235369
8113374
SH

SOLE

8113374
0
0
Devon Energy Corp.
Common
25179M103
336661
4904733
SH

SOLE

4904733
0
0
Discovery Holding Co-A
Class A Common
25468y107
19846
1375347
SH

SOLE

1375347
0
0
Dreyfus A Bonds Plus, Inc.
Common
261880108
534
38912
SH

SOLE

38912.391
0
0
Dupont De Nemours
Common
263534109
182520
4659692
SH

SOLE

4659692
0
0
EBAY INC COM
Common
278642103
515
12500
SH

SOLE

12500
0
0
Edison International
Common
281020107
203
4300
SH

SOLE

4300
0
0
Emerson Electric
Common
291011104
200904
2798104
SH

SOLE

2798104
0
0
Exelon Corp.
Common
30161n101
246727
4616892
SH

SOLE

4616892
0
0
First Data Corp.
Common
319963104
145062
3626560
SH

SOLE

3626560
0
0
Ford Motor Co.
Common
345370860
380
38489
SH

SOLE

38489
0
0
Gannett Inc.
Common
364730101
138587
2013464
SH

SOLE

2013464
0
0
General Electric
Common
369604103
218580
6491843
SH

SOLE

6491843
0
0
GlaxoSmithKline
Sponsored ADR
37733W105
822
16032
SH

SOLE

16032
0
0
Goldman Sachs Group
Common
38141G104
3144
25860
SH

SOLE

25860
0
0
HCA Inc.
Common
404119109
176953
3692667
SH

SOLE

3692667
0
0
Honeywell
Common
438516106
145515
3880403
SH

SOLE

3880403
0
0
J.P. Morgan Chase & Co.
Common
46625h100
434
12797
SH

SOLE

12797
0
0
Liberty Media Corp.
Common
530718105
148704
18472531
SH

SOLE

18472531
0
0
Lilly (Eli) & Co.
Common
532457108
428
8000
SH

SOLE

8000
0
0
Merrill Lynch
Common
590188108
152551
2486569
SH

SOLE

2486569
0
0
Morgan Stanley Dean Witter
Com New
617446448
187592
3477797
SH

SOLE

3477797
0
0
MuniEnhanced Fund
Common
626243109
271
23600
SH

SOLE

23600
0
0
Muniyield Insured
Common
62630E107
654
43900
SH

SOLE

43900
0
0
North Fork Bancorp
Common
659424105
104797
4109690
SH

SOLE

4109690
0
0
Nuveen Insured Municipal Opportunity Fund
Common
670984103
361
24100
SH

SOLE

24100
0
0
Nuveen Select Tax-Free Income Portfolio
Common
67062F100
291
20000
SH

SOLE

20000
0
0
Office Depot
Common
676220106
153177
5157473
SH

SOLE

5157473
0
0
Pfizer Inc.
Common
717081103
104390
4180610
SH

SOLE

4180610
0
0
Pitney Bowes Inc.
Common
724479100
195595
4686021
SH

SOLE

4686021
0
0
Pulte Homes Inc.
Common
745867101
139299
3245546
SH

SOLE

3245546
0
0
Rochester Limited Term NY Muni Fund
Common
771740107
203
60243
SH

SOLE

60243
0
0
SBC Communications
Common
78387G103
210
8776
SH

SOLE

8776
0
0
Sprint Nextel Corp
Com Fon
852061100
217705
9154944
SH

SOLE

9154944
0
0
Stanley Works
Common
854616109
287
6153
SH

SOLE

6153
0
0
The Walt Disney Co.
Common
254687106
346
14350
SH

SOLE

14350
0
0
Time Warner Inc.
Common
887317105
307571
16983495
SH

SOLE

16983495
0
0
Tyco International Ltd.
Common
902124106
178961
6425890
SH

SOLE

6425890
0
0
United Technologies
Common
913017109
188307
3632458
SH

SOLE

3632458
0
0
Verizon Communications
Common
92343v104
498
15240
SH

SOLE

15240
0
0
Washington Mutual
Common
939322103
168253
4289969
SH

SOLE

4289969
0
0
Wellpoint
Common
94973v107
198879
2623038
SH

SOLE

2623038
0
0
Xerox
Common
984121103
182011
13334130
SH

SOLE

13334130
0
0
YUM! Brands
Common
988498101
104879
2166472
SH

SOLE

2166472
0
0


















FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	61

Form 13F Information Table Value Total:	$ 7,168,344,355

List of Other Included Managers:

No.	13F File Number	Name

None